Expenses from Continuing Operations - Schedule of Foreigh Exchange (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign Exchange
Unrealised foreign exchange	$ 918,157	$ 2,042
Realised foreign exchange	(4,889)
Total foreign exchange	$ 913,268	$ 2,042